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  PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT -- DECEMBER 13,
                                      2010

Fund                                                          Prospectus date              SAI date
RiverSource Partners International Select Growth Fund        December 30, 2009        November 29, 2010
RiverSource Partners International Small Cap Fund            December 30, 2009        November 29, 2010



Each of the above-referenced funds are collectively referred to as the Funds.

Effective December 13, 2010 (the Effective Date), the Funds' Class R4 shares are closed to new investors and to accounts with zero balances.

S-6243-17 A (12/10)